Earnings (Loss) per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of basic and diluted income (loss) per share
Weighted average number of common shares outstanding used in basic earnings per common share calculation	3,946,314	3,853,491	3,766,756
Net dilutive effect of:
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,030,652	3,853,491	3,766,756
Net income (loss) available to common shareholders	$ 3,460	$ (13,376)	$ (30,762)
Basic earnings (loss) per common share	$ 0.88	$ (3.47)	$ (8.17)
Diluted earnings (loss) per common share	$ 0.86	$ (3.47)	$ (8.17)
Stock Options [Member]
Net dilutive effect of:
Stock awards	0	0	0
Restricted Stock [Member]
Net dilutive effect of:
Stock awards	84,338	0	0